Segment Information Assets (Details 6) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 41,089	$ 37,653
Operating Segments [Member] | Aeronautics Systems
Segment Reporting Information [Line Items]
Total assets	9,104	8,396
Operating Segments [Member] | Defense Systems
Segment Reporting Information [Line Items]
Total assets	7,420	7,178
Operating Segments [Member] | Mission Systems
Segment Reporting Information [Line Items]
Total assets	9,934	9,400
Operating Segments [Member] | Space Systems
Segment Reporting Information [Line Items]
Total assets	10,595	9,148
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 4,036	$ 3,531